Commitments (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Commitments [Line Items]
Royalty Expense	$ 28,697,000	$ 11,497,000	$ 13,155,000
Investment Assumption Percentage	100.00%
Minimum operating lease payments recognised as expense	$ 46,195,000	47,871,000	16,731,000
Recognised finance lease as assets	34,160,000	32,058,000	7,102,000
CN-V Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 10,000,000
Working Interest Percentage In Property	50.00%
Capital Commitments, Fulfilled	$ 5,455,000
Flamenco Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Capital commitments	$ 2,100,000
Investment Assumption Percentage	100.00%
Campanario Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Capital commitments	$ 4,758,000
Isla Norte Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Capital commitments	$ 2,855,000
SEALT268 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	230,000
RECT94 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,300,000
RECT93 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	50,000
RECT128 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	2,690,000
POTT747 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	1,840,000
POTT882 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	480,000
POTT619 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	700,000
VIM 3 Block [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	22,290,800
Llanos 34 Blocks [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 6,255,000
Working Interest Percentage In Property	45.00%
Capital commitment, remaining commitment after deducting amounts awaits for approval	$ 3,008,000
Llanos 32 [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 587,500
Working Interest Percentage In Property	12.00%
Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	4.00%
Royalty Expense	$ 11,369,000	5,414,000	7,100,000
Payments For Royalty	$ 9,981,000	$ 3,772,000	$ 9,200,000
Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Gas [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	7.50%
Provinces of Mendoza [Member] | Crude Oil [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	12.00%
Pluspetrol [Member]
Disclosure Of Commitments [Line Items]
Working Interest Percentage In Property	72.00%
EMESA [Member]
Disclosure Of Commitments [Line Items]
Working Interest Percentage In Property	10.00%
GeoPark [Member]
Disclosure Of Commitments [Line Items]
Capital commitments	$ 1,200,000
Working Interest Percentage In Property	18.00%
Colombian National Hydrocarbons Agency [Member]
Disclosure Of Commitments [Line Items]
Additional Economic Right Percentage	1.00%
Chilean Government [Member] | Crude Oil [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Chilean Government [Member] | Gas And Oil [Member] | Fell Block [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	3.00%
Bottom of range [member] | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	6.00%
Bottom of range [member] | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments	$ 80,000,000
Bottom of range [member] | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	5.00%
Top of range [member] | Colombian Government [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	8.00%
Top of range [member] | Winchester Stock Purchase Agreement [Member]
Disclosure Of Commitments [Line Items]
Estimated Total Royalty Commitments	$ 90,000,000
Top of range [member] | Brazilian National Petroleum, Natural Gas and Biofuels Agency [Member] | Oil And Natural Gases [Member]
Disclosure Of Commitments [Line Items]
Royalties Percentage	10.00%